CONSOLIDATED STATEMENTS OF CAPITALIZATION (Parenthetical)	Dec. 31, 2018
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.84% to 8.43% (average rate of 3.85% at December 31, 2018) due in quarterly installments through 2046
Secured Long-term debt:
Interest rate, average rate (as a percent)	3.85%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.84% to 8.43% (average rate of 3.85% at December 31, 2018) due in quarterly installments through 2046 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	1.84%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.84% to 8.43% (average rate of 3.85% at December 31, 2018) due in quarterly installments through 2046 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	8.43%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 2.51% to 3.87% (average rate of 3.37% at December 31, 2018) due in quarterly installments through 2044
Secured Long-term debt:
Interest rate, average rate (as a percent)	3.37%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 2.51% to 3.87% (average rate of 3.37% at December 31, 2018) due in quarterly installments through 2044 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	2.51%
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 2.51% to 3.87% (average rate of 3.37% at December 31, 2018) due in quarterly installments through 2044 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	3.87%
National Rural Utilities Cooperative Finance Corporation | First mortgage notes payable to National Rural Utilities Cooperative Finance Corporation at interest rates varying from 4.75% to 4.90% (average rate of 4.79% at December 31, 2018) due in quarterly installments through 2020
Secured Long-term debt:
Interest rate, average rate (as a percent)	4.79%
National Rural Utilities Cooperative Finance Corporation | First mortgage notes payable to National Rural Utilities Cooperative Finance Corporation at interest rates varying from 4.75% to 4.90% (average rate of 4.79% at December 31, 2018) due in quarterly installments through 2020 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	4.75%
National Rural Utilities Cooperative Finance Corporation | First mortgage notes payable to National Rural Utilities Cooperative Finance Corporation at interest rates varying from 4.75% to 4.90% (average rate of 4.79% at December 31, 2018) due in quarterly installments through 2020 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	4.90%
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Interest rate (as a percent)	5.534%
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Interest rate (as a percent)	6.191%
Public | First mortgage bonds payable: Series 2009A First Mortgage Bonds, 6.10%, due 2019
Secured Long-term debt:
Interest rate (as a percent)	6.10%
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Interest rate (as a percent)	5.95%
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Interest rate (as a percent)	1.81%
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Interest rate (as a percent)	5.375%
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Interest rate (as a percent)	5.25%
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Interest rate (as a percent)	4.20%
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Interest rate (as a percent)	4.55%
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Interest rate (as a percent)	4.25%
Public | First Mortgage Bonds Payable: Series 2018A First Mortgage Bonds, 5.05% Due 2048
Secured Long-term debt:
Interest rate (as a percent)	5.05%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2009A Heard and Monroe, and 2009B Monroe, Weekly rate bonds, 1.80%, due 2030 through 2038
Secured Long-term debt:
Interest rate (as a percent)	1.80%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2010A Burke and Monroe, and 2010B Burke, Weekly rate bonds, 1.71% to 1.82%, due 2036 through 2037 | Minimum
Secured Long-term debt:
Interest rate (as a percent)	1.71%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2010A Burke and Monroe, and 2010B Burke, Weekly rate bonds, 1.71% to 1.82%, due 2036 through 2037 | Maximum
Secured Long-term debt:
Interest rate (as a percent)	1.82%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 2.40% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Interest rate (as a percent)	2.40%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A Burke, Heard, Monroe and 2017B Burke, Indexed put bonds - weekly reset, 2.81% due 2040 through 2045
Secured Long-term debt:
Interest rate (as a percent)	2.81%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125% through February 1,2028, due 2041 through 2045
Secured Long-term debt:
Interest rate (as a percent)	4.125%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3,2025, due 2041 through 2045
Secured Long-term debt:
Interest rate (as a percent)	3.25%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 F Burke, Remarketed in 2018 to term rate bonds, 3.00% through February 1,2023, due 2041 through 2045
Secured Long-term debt:
Interest rate (as a percent)	3.00%